Debt - Future Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instruments [Abstract]
2024	$ 587,970
2025	56,836
2026	0
2027	614,800
2028	0
Thereafter	250,188
Total long-term debt	$ 1,509,794	$ 1,861,450